RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
RELATED PARTY TRANSACTIONS
Schedule of nature of relationship with related parties

Related parties	Nature of relationships with related parties	Nature of accounts/transactions
The Government-Ministry of Finance	Majority stockholder	Internet and data service revenues, other telecommunication service revenues, operation and maintenance expense, finance income, finance costs and investment in financial instruments
Government agencies	Entities under common control	Network service revenues, internet and data service revenues and other telecommunication revenues
MoCI	Entity under common control	Concession fees, radio frequency usage charges, USO charges, telecommunication service revenues and operation and maintenance expenses
Indosat	Entity under common control	Interconnection revenues, network service revenues, interconnection expenses, leased line expenses, operation and maintenance expenses
PT Aplikanusa Lintasarta (“Lintasarta”)	Entity under common control	Network service revenues, leased lines expenses, and usage of communication network system expenses
PT Perusahaan Listrik Negara (Persero) (“PLN”)	Entity under common control	Electricity expenses, finance income, finance costs and investment in financial instrument
PT Pertamina (Persero) (“Pertamina”)	Entity under common control	Internet and data service revenues, other telecommunication service revenues
PT Pegadaian (Persero) (“Pegadaian”)	Entity under common control	Internet and data service revenues, other telecommunication service revenues
PT Garuda Indonesia (Persero) Tbk ("Garuda")	Entity under common control	Internet and data service revenues, other telecommunication service revenues
PT Indonesia Comnet Plus (“ICON Plus”)	Entity under common control	Internet and data service revenues, other telecommunication service revenues, network service revenue, interconnection revenues, and interconnection expenses
Badan Penyelenggara Jaminan Sosial (“BPJS”)	Entity under common control	Internet and data service revenues, other telecommunication service revenues and insurance expenses

Related parties	Nature of relationships with related parties	Nature of accounts/transactions
PT Asuransi Jasa Indonesia (Persero) (“Jasindo”)	Entity under common control	Satellite insurance expenses and vehicle insurance expenses
INTI	Entity under common control	Purchase of property and equipment and construction service
LEN	Entity under common control	Purchase of property and equipment and construction service
State-owned banks	Entities under common control	Finance income and finance costs
BNI	Entity under common control	Internet and data service revenues, other telecommunication service revenues, finance income and finance costs
Bank Mandiri	Entity under common control	Internet and data service revenues, other telecommunication service revenues, finance income and finance costs
BRI	Entity under common control	Internet and data service revenues, other telecommunication service revenues, finance income and finance costs
PT Mandiri Manajemen Investasi	Entity under common control	Available-for-sale financial assets
BJB	Entity under common control	Time deposits
BTN	Entity under common control	Internet and data service revenues, other telecommunication service revenues, finance income and finance costs
Bahana TCW	Entity under common control	Available-for-sale financial assets, bonds and notes
PT Pos Indonesia (Persero) (“Pos Indonesia”)	Entity under common control	Internet and data service revenues, and other telecommunication revenues
PT Semen Indonesia (Persero) Tbk (“Semen Indonesia”)	Entity under common control	Internet and data service revenues, and other telecommunication revenues
PT Pelabuhan Indonesia (Persero) (“Pelindo”)	Entity under common control	Internet and data service revenues, and other telecommunication revenues
PT Kimia Farma (Persero) Tbk (“Kimia Farma”)	Entity under common control	Internet and data service revenues, and other telecommunication revenues
PT Asuransi Jiwasraya (“Jiwasraya”)	Entity under common control	Internet and data service revenues, and other telecommunication revenues
PT Sarana Multi Infrastruktur (“SMI”)	Entity under common control	Finance costs
Indonusa	Associated company	Network service revenues and data communication expenses
ILCS	Associated company	CPE expenses and operation and maintenance expenses
Teltranet	Associated company	Network service revenue, leased line and CPE expenses and operation and maintenance expenses
Tiphone	Associated company	Distribution of SIM cards and pulse reload voucher
Koperasi Pegawai Telkom (“Kopegtel”)	Other related entity

Installation services, leases of buildings expenses, lease of vehicles expenses, purchases of vehicles, and purchases of property and equipment and construction service, maintenance and cleaning service expenses, and Revenue Sharing Agreement (“RSA”) revenues

Yakes	Other related entity	Medical expenses, internet and data service revenues and e-health revenues
PT Poin Multi Media Nusantara (“POIN”)	Other related entity	Cost of sales of handset
PT Perdana Mulia Makmur (“PMM”)	Other related entity	Cost of sales of handset
PT Sandhy Putra Makmur (“SPM”)	Other related entity	Leases of buildings expenses, leases of vehicles expenses, purchase of property and equipment and construction services, utilities of maintenance and cleaning services
Koperasi Pegawai Telkomsel (“Kisel”)	Other related entity

Internet and data service revenues, other telecommunication service revenues, leases of vehicles expenses, printing and distribution of customer bills expenses, collection fee, other services fee, distribution of SIM cards, and pulse reload voucher and purchase of property and equipment

PT Graha Informatika Nusantara (“Gratika”)	Other related entity	Network service revenues, operation and maintenance expenses, purchase of property and equipment and construction services and distribution of SIM card and pulse reload voucher
PT Pembangunan Telekomunikasi Indonesia (“Bangtelindo”)	Other related entity	Purchase of property and equipment and construction services
PT Sarana Janesia Utama	Other related entity	Insurance expenses and professional fees
Directors	Key management personnel	Honorarium and facilities
Commissioners	Supervisory personnel	Honorarium and facilities

Schedule of significant transactions with related parties

	2015		2016		2017
		% of total		% of total		% of total
	Amount	revenues	Amount	revenues	Amount	revenues
REVENUES
Majority Stockholder
Ministry of Finance	206	0.20	207	0.18	280	0.22
Entities under common control
Government agencies	1,650	1.61	2,279	1.96	2,568	2.00
Indosat	1,020	1.00	2,167	1.86	1,789	1.39
BRI	188	0.18	181	0.16	237	0.18
Bank Mandiri	151	0.15	161	0.14	157	0.12
BTN	41	0.04	107	0.09	129	0.10
Pegadaian	89	0.09	93	0.08	115	0.09
BNI	126	0.12	136	0.12	105	0.08
Lintasarta	82	0.08	99	0.09	97	0.08
Pertamina	99	0.10	64	0.06	94	0.07
ICON Plus	63	0.06	56	0.05	62	0.05
Garuda	77	0.08	75	0.06	55	0.04
Pos Indonesia	—	—	—	—	47	0.04
Pelindo	17	0.02	—	—	40	0.03
Kimia Farma	—	—	—	—	36	0.03
Jiwasraya	—	—	—	—	35	0.03
Semen Indonesia	—	—	—	—	34	0.03
Others	422	0.41	806	0.70	387	0.29
Sub-total	4,025	3.94	6,224	5.37	5,987	4.65
Associated companies
Indonusa	60	0.06	105	0.09	112	0.09
Teltranet	—	—	23	0.02	46	0.04
Others	43	0.04	70	0.06	20	0.02
Sub-total	103	0.10	198	0.17	178	0.15
Other related entities	58	0.06	253	0.22	315	0.25
Total	4,392	4.30	6,882	5.94	6,760	5.27

Schedule of expenses with related parties

	2015		2016		2017
		% of total		% of total		% of total
	Amount	expenses	Amount	expenses	Amount	expenses
EXPENSES

Majority Stockholder
Ministry of Finance	—	—	—	—	12	0.01

Entities under common control
MoCI	5,862	8.42	5,911	7.84	6,533	7.77
PLN	738	1.06	1,037	1.38	2,269	2.70
Indosat	978	1.40	939	1.25	890	1.06
Jasindo	256	0.37	267	0.35	168	0.20
BPJS	33	0.05	—	—	49	0.06
Others	32	0.05	128	0.16	65	0.08
Sub-total	7,899	11.35	8,282	10.98	9,974	11.87
Associated companies
Indonusa	—	—	145	0.19	264	0.31
Teltranet	—	—	49	0.06	123	0.15
ILCS	—	—	4	0.01	34	0.04
Others	9	0.01	34	0.04	0	0
Sub-total	9	0.01	232	0.30	421	0.50
Other related entities
Kisel	748	1.07	771	1.02	813	0.97
Kopegtel	460	0.66	533	0.71	713	0.85
POIN	1,485	2.13	1,459	1.94	405	0.48
PMM	—	—	—	—	404	0.48
Yakes	174	0.25	192	0.25	139	0.17
Others	30	0.05	188	0.25	83	0.10
Sub-total	2,897	4.16	3,143	4.17	2,557	3.05
Total	10,805	15.52	11,657	15.45	12,964	15.43

Schedule of finance income with related parties

	2015		2016		2017
		% of total		% of total		% of total
	Amount	finance income	Amount	finance income	Amount	finance income
FINANCE INCOME
Majority stockholder
Ministry of Finance	9	0.64	2	0.12	0	0.00
Entities under common control
State-owned banks	830	58.99	895	52.16	863	60.18
Government agencies	11	0.78	34	1.98	34	2.37
Others	6	0.43	5	0.29	35	2.44
Total	856	60.84	936	54.55	932	64.99

Schedule of finance costs with related parties

	2015		2016		2017
		% of total		% of total		% of total
	Amount	finance costs	Amount	finance costs	Amount	finance costs
FINANCE COSTS
Majority stockholder
Ministry of Finance	76	3.06	64	2.28	54	1.95
Entities under common control
State-owned banks	1,061	42.77	1,228	43.70	820	29.61
SMI	—	—	—	—	94	3.39
Total	1,137	45.83	1,292	45.98	968	34.95

Schedule of distribution of SIM card and vouchers with related party

	2015		2016		2017
		% of total		% of total		% of total
	Amount	revenues	Amount	revenue	Amount	revenues
DISTRIBUTION OF SIM CARD AND PULSE RELOAD VOUCHER
Other related entities
Kisel	3,866	3.77	4,600	3.95	4,181	3.26
Tiphone	—	—	3,441	2.96	3,888	3.03
Gratika	384	0.37	408	0.35	408	0.32
Total	4,250	4.14	8,449	7.26	8,477	6.61

Schedule of purchase of property and equipment from related parties

	2016		2017
		% of total		% of total
	Amount	property and equipment purchased	Amount	property and equipment purchased
PURCHASE OF PROPERTY AND EQUIPMENTS
Entities under common control
INTI	374	1.28	203	0.61
LEN	114	0.39	67	0.20
Others	39	0.13	31	0.09
Sub-total	527	1.80	301	0.90
Other related entities
Kopegtel	198	0.68	130	0.39
Kisel	66	0.23	73	0.22
Bangtelindo	84	0.29	64	0.19
SPM	73	0.25	57	0.17
Others	45	0.16	58	0.18
Sub-total	466	1.61	382	1.15
Total	993	3.41	683	2.05

Schedule of assets with related parties

	2016		2017
		% of total		% of total
	Amount	assets	Amount	assets
a. Cash and cash equivalents (Note 4)	19,531	10.89	19,236	9.71
b. Other current financial assets (Note 5)	1,221	0.68	1,170	0.59
c. Trade receivables - net (Note 6)	1,488	0.83	1,864	0.94
d. Other current assets
Entities under common control
MoCI	3,056	1.70	3,485	1.76
Jasindo	22	0.01	45	0.02
Others	19	0.01	15	0.01
Sub-total	3,097	1.72	3,545	1.79
Other related entities
Kisel	52	0.03	68	0.03
Sub-total	52	0.03	68	0.03
Total	3,149	1.75	3,613	1.82
e. Other non-current assets
Entities under common control
MoCI	320	0.18	2,019	1.02
Others	291	0.16	33	0.02
Sub-total	611	0.34	2,052	1.04
Other related entities	22	0.01	25	0.01
Total	633	0.35	2,077	1.05

Schedule of trade payables with related parties

	2016		2017
		% of total		% of total
	Amount	liabilities	Amount	liabilities
f. Trade payables (Note 13)
Majority stockholder
Ministry of Finance	—	—	29	0.03
Entities under common control
MoCI	1,288	1.74	1,561	1.81
Indosat	275	0.37	225	0.26
Others	910	1.22	108	0.12
Sub-total	2,473	3.33	1,894	2.19
Other related entities
Kopegtel	170	0.23	206	0.24
Yakes	47	0.06	55	0.06
Kisel	18	0.02	53	0.06
Bangtelindo	26	0.04	36	0.04
SPM	26	0.04	36	0.04
Others	81	0.11	104	0.12
Sub-total	368	0.50	490	0.56
Associated companies	1	0.00	47	0.05
Total	2,842	3.83	2,460	2.83

Schedule of accrued expenses and liabilities with relate parties

	2016		2017
		% of total		% of total
	Amount	liabilities	Amount	liabilities
g. Accrued expenses
Majority stockholder
Ministry of Finance	12	0.02	9	0.01
Entities under common control
PLN	124	0.17	113	0.13
State-owned banks	52	0.07	22	0.03
Others	10	0.01	16	0.02
Sub-total	186	0.25	151	0.18
Other related entities	123	0.17	235	0.27
Total	321	0.44	395	0.46
h. Advances from customers
Majority stockholder
Ministry of Finance	19	0.03	19	0.02
Entity under common control
PLN	12	0.02	11	0.01
Total	31	0.05	30	0.03
i. Short-term bank loans (Note 16)	143	0.19	1,297	1.50
j. Two-step loans (Note 17a)	1,292	1.74	1,098	1.27
k. Long-term bank loans (Note 17c)	6,325	8.54	7,895	9.14
l. Other borrowings (Note 17d)	697	0.94	1,295	1.50

Schedule of remuneration of the Board of Commissioners and key management personnel

	2015		2016		2017
		% of total		% of total		% of total
	Amount	expenses	Amount	expenses	Amount	expenses
Board of Directors	168	0.24%	427	0.57%	175	0.21%
Board of Commissioners	64	0.09%	121	0.16%	65	0.08%